SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Leases
Operating lease liabilities – current portion	$ 154,254	$ 172,066
Operating lease liabilities – non-current portion		153,043
Total	$ 154,254	$ 325,109